GOING CONCERN (Details Narrative) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 16, 2024	Feb. 08, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 07, 2024
Working capital surplus							$ 602,286
Operating Income (Loss)			$ 1,357,731	$ 2,031,500	$ 5,663,490	$ 3,626,215	5,520,907	$ 177,742
Operating activities					4,715,475	6,396,563	6,978,788	1,683,273
Net proceeds from sales of our common stock					3,215,752		1,665,533
Working capital			$ 2,393,015		2,393,015
Loss from continuing operations					5,663,027	$ 3,596,339
Sale of stock, description of transaction	on April 16, 2024 did not result in the Company regaining compliance. As a consequence, the Company is not eligible for a second 180 day period, because the Company does not meet the $5,000,000 minimum
Maxim Group LLC [Member]
Net proceeds from sales of our common stock					$ 3,215,752
Sale of stock, description of transaction		The S-3 contained two prospectuses: i) a base prospectus that covers the potential offering, issuance and sale from time to time of our common stock, preferred stock, warrants, debt securities and units in one or more offerings with a total value of up to $100,000,000; and ii) a sales agreement prospectus covering the potential offering, issuance and sale from time to time of shares of our common stock having an aggregate gross sales price of up to $1,650,000 pursuant to an equity distribution agreement entered into with the New York-based investment banking firm, Maxim Group LLC (“At-the-Market Offering” or “ATM”).
Minimum [Member]
Gross sales price									$ 1,650,000
Maximum [Member]
Gross sales price									$ 3,389,384
Reclassification [Member]
Operating Income (Loss)							5,483,626	364,502
Operating activities							$ 7,244,305	$ 1,675,571